Class N | SSgA U.S. Treasury Money Market Fund
FUND SUMMARY SSGA U.S. TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
SSGA U.S. Treasury Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations that are issued or guaranteed as to principal and interest by the U.S. government and repurchase agreements backed by such securities.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense information has been restated to reflect current fees.
Shareholder Fees	Class N SSgA U.S. Treasury Money Market Fund Class N USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class N SSgA U.S. Treasury Money Market Fund Class N
Management Fee		0.15%
Distribution and Shareholder Service (12b-1) Fees	[1]	0.02%
Other Expenses		0.07%
Total Annual Fund Operating Expenses		0.24%
Less Fee Waivers and/or Expense Reimbursements	[2]	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.18%
[1]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board of Trustees has determined that payments will not exceed 0.04% of average daily net assets.
[2]	The Fund's investment adviser, SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM") is contractually obligated until December 31, 2015 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.16% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2015 except with the approval of the Fund's Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund's Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the "Voluntary Reduction"), or a yield below a specified level, which may vary from time to time in the Adviser's sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2014, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $13,244,295 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund's expenses and reduce the Fund's yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield.
[3]	Total Annual Fund Operating Expenses shown above may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction. The expense information in the table has been restated to reflect current fees.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Class N | SSgA U.S. Treasury Money Market Fund | Class N | USD ($)	18	67	122	286

PRINCIPAL INVESTMENT STRATEGIES
The Fund attempts to meet its investment objective by investing only in U.S. Treasury bills, notes and bonds (which are direct obligations of the U.S. government) and repurchase agreements backed by such securities.

The Fund follows a disciplined investment process in which the Fund’s investment adviser bases its decisions on the relative attractiveness of different money market instruments. In the Adviser’s opinion, the attractiveness of an instrument may vary depending on the general level of interest rates, as well as imbalances of supply and demand in the market. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, the liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.
PRINCIPAL RISKS
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  Risks of Investing Principally in Money Market Instruments.
  Interest Rate Risk—The risk that interest rates will rise, causing the value of the Fund's investments to fall. Also, the risk that as interest rates decline, the amount of income the Fund receives on its new investments generally will decline.
  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk—The risk that the Fund may not be able to sell some or all of its securities at desired prices, or may be unable to sell the securities at all, because of a lack of demand in the Fund for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Fund.
  Stable Share Price Risk. If the market value of one or more of the Fund's investments changes substantially during the period, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
  Low Short-Term Interest Rates. At the date of this Prospectus short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission ("SEC") adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose "liquidity fees" on redemptions, and permit money market funds to impose "gates" restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
  Repurchase Agreement Risk. In a repurchase agreement, the Fund purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Fund's counterparty is unable to honor its commitments, the Fund may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  Market Risk. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.
Please refer to "Fund Objectives, Strategies and Risks" in the Prospectus for further details.
PERFORMANCE
The following bar chart shows how the Fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Annual Total Returns - SSGA U.S. Treasury Money Market Fund

Highest Quarterly Results (2004-2013)	Lowest Quarterly Results (2004-2013)	Year-to- Date Ended
December 31, 2006: 1.29%	December 31, 2013: 0.00%	September 30, 2014: 0.00%

Average Annual Total Returns For the Periods Ending December 31, 2013:
Average Annual Total Returns		1 Year	5 Years	10 Years
Class N | SSgA U.S. Treasury Money Market Fund | Class N |	[1]	none	none	1.52%
[1]	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.

To obtain the Fund’s current yield, please call (877) 521-4083.